Financial Assets At Fair Value Through Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2020
Financial assets at fair value through other comprehensive income [abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	30 June 2020	31 December 2019
	£m	£m
Debt securities	10,308	9,691
Loans and advances to customers	30	56
	10,338	9,747